Trade and other payables and Related party trade payables	12 Months Ended
Dec. 31, 2018
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Trade and other payables and Related party trade payables
16.	Trade and other payables and Related party trade payables

	As of December 31,
	2018	2017
	(Thousands of yen)
Trade payables	1,954,071	1,162,350
Related party trade payables	5,189,472	3,288,093
Account payables-other	1,131,962	710,562
Others	531,995	278,637

	8,807,500	5,439,642

Trade and other payable	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093

Total	8,807,500	5,439,642

These payables are non-interest bearing and, in general, are settled within 60 days. Explanation of obligations to related parties are in Note 6.

For explanations on the Group’s liquidity risk management processes, refer to Note 11.